Stock Based Compensation - Summary of Restricted Stock Unit Activity Under the Plan (Details) - Restricted Stock Units - 2020 Plan and 2023 Plan - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, Beginning balance	643,635	1,415,104
Number of RSUs, Granted	75,000	226,175
Number of RSUs, Cancellations and forfeitures		(79,232)
Number of RSUs, Vested	(187,857)	(918,412)
Number of RSUs, Ending balance	530,778	643,635
Weighted Average Grant Date Fair Value, Beginning balance	$ 4.45	$ 4.51
Weighted Average Grant Date Fair Value, Granted	2.61	4.32
Weighted Average Grant Date Fair Value, Cancellations and forfeitures		4.51
Weighted Average Grant Date Fair Value, Vested	4.51	4.51
Weighted Average Grant Date Fair Value, Ending balance	$ 4.16	$ 4.45